General and administrative (Narrative) (Details)	12 Months Ended
Mar. 31, 2021 CAD ($)
Canada Emergency Wage Subsidy [Member]
Disclosure Of Government Subsidy [Line Items]
Subsidies reducing salaries and benefits	$ 145,765